SHARE CAPITAL (Details 3) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Operations
Share-based payments	$ 770,617	$ 707,802	$ 553,430
Consolidated Statement of Financial Position
Share-based payments	211,627	119,027	205,057
Total share-based payments	982,244	826,829	758,487
Gibellini Exploration
Consolidated Statement of Financial Position
Share-based payments	124,855	79,888	87,186
Pulacayo Exploration
Consolidated Statement of Financial Position
Share-based payments	$ 86,772	$ 39,139	$ 117,871